Shareholder’s loan (Tables) - Cilo Cybin Holdings Limited [member]	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of shareholders loan
Opening balance	516,039	302,000
Advances received during the period	-	169,645
Finance cost accrued	-	44,394
Repayments during the year	(516,039)	-
Total shareholder’s loan	-	516,039

Opening balance	302,000	-
Advances received during the period	169,645	405,000
Finance cost accrued	44,394	12,000
Repayments during the year	-	(115,000)
Total shareholder’s loan	516,039	302,000

Schedule of trade and other payables
Trade payables	7,730	7,730
Accrued expenses	1,227,118	2,896,874
Other payables*	151,648	45,093
Accrued statutory expenses	105,914	-
Total	1,492,410	2,949,697
* Other Payables Reconciliation
Opening Balance	45,093	239,513
Total capital received as part of IPO	1,807,519
Total capital refunded as part of proposed listing	(1,700,963)	(194,420)
Total	(151,648)	45,093

Trade payables	7,730	7,730
Accrued expenses	2,896,874	70,000
Other payables *	45,093	239,513
Total	2,949,697	317,243

*	Other Payables Reconciliation (2022 IPO)

Schedule of other payable related to refunds

Opening Balance	239,513	-
Total capital invested as part of proposed listing	-	20,582,555
Interest earned on funding raised		130,339
Bank charges allocated against interest earned		(84,897)
Total capital refunded as part of proposed listing	(194,420)	(20,388,484)
Total	45,093	239,513